Intangible Assets - Summary of Cost and Accumulated Amortization of Intangible Assets (Detail) - USD ($)			12 Months Ended
	Nov. 11, 2019	Jul. 05, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning balance			$ 2,845
Impairment losses recognized	$ 23,000,000	$ 73,400		$ 23,000,000
Ending balance			160	2,845
Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance			23,116,470	23,116,470
Ending balance			23,116,470	23,116,470
Accumulated Depreciation And Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance			23,113,625	35,878
Amortization expenses			2,685	4,347
Impairment losses recognized				23,073,400
Ending balance			23,116,310	23,113,625
Licenses | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance			23,073,400	23,073,400
Ending balance			23,073,400	23,073,400
Licenses | Accumulated Depreciation And Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance			23,073,400
Impairment losses recognized				23,073,400
Ending balance			23,073,400	23,073,400
Computer Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance			2,845
Ending balance			160	2,845
Computer Software | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance			43,070	43,070
Ending balance			43,070	43,070
Computer Software | Accumulated Depreciation And Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance			40,225	35,878
Amortization expenses			2,685	4,347
Ending balance			$ 42,910	$ 40,225